PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Property, Plant, Equipment and Mineral Claim Assets [Abstract]
Buildings	$ 558,885		$ 558,885		$ 558,885
Machinery and equipment	119,389		119,389		119,389
Vehicles	240,514		240,514		240,514
Total property, plant and equipment	918,788		918,788		918,788
Less: impairment expense(2)	(135,810)	[1]	(135,810)	[1]	(124,343)	[2]
Less: accumulated depreciation(3)	(195,886)	[3]	(147,766)	[3]	(60,560)	[4]
Property, plant and equipment, net	587,092		635,212		733,885
Mining claims (1)	1,792,660	[5]	1,792,660	[5]	1,792,660	[3]
Asset retirement costs	4,839		4,828		4,904
Total mineral claim assets	1,797,499		1,797,488		1,797,564
Less: accumulated depletion(3)	0	[3]	0	[3]	0	[4]
Mining claims, net	$ 1,797,499		$ 1,797,488		$ 1,797,564

[1]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.
[2]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[3]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
[4]	Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively
[5]	Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively